General and Administrative (Schedule of General and Administrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expense [Abstract]
Salaries, fees and related expenses	$ 527	$ 530
Professional services	653	557
Share-based compensation	223	92
Fees to Directors	143	142
Directors' and Officers' Insurance	255	273
Lease and maintenance	27	26
Other expenses	141	116
Total	$ 1,969	$ 1,736